                                                  ------------------------------
                                                           OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number:          3235-0570
                                                  Expires:    September 30, 2007
                                                  Estimated average burden
                                                  hours per response........19.4
                                                  ------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4915

                           DNP Select Income Fund Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                 55 East Monroe Street, Chicago, Illinois 60603
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Nathan I. Partain                John R. Sagan
           DNP Select Income Fund Inc.      Mayer, Brown, Rowe & Maw LLP
           55 East Monroe Street            71 South Wacker Drive
           Chicago, Illinois 60603          Chicago, Illinois  60606

                    (Name and address of agents for service)

Registrant's telephone number, including area code: (312) 368-5510

Date of fiscal year end:  December 31

Date of reporting period: June 30, 2005

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.

          The Semi-Annual Report to Stockholders follows.

Dear Fellow Shareholders:

    Performance Review: Your Fund had a total return (market price change plus income) of 9.7% for the quarter ended June 30, 2005. In comparison, the S&P Utilities Index had a total return of 9.3%. A composite of the S&P Utilities Index and the Lehman Utility Bond Index, reflecting the stock and bond ratio of the Fund, had a total return of 8.3%.

    During the second quarter of 2005, your Fund paid three monthly 6.5 cent dividends. The 6.5 cent per share monthly rate, without compounding, would be 78 cents annualized, or a 6.75% common stock dividend yield based on the June 30, 2005 closing price of $11.56 per share. That yield compares favorably with the quarter-end yields of 3.06% on the Dow Jones Utility Index and 3.28% on the S&P Utilities Index. Please see the Board of Directors meeting section below for more information about the Fund's dividends.

    On a longer-term basis, as of June 30, 2005, your Fund had a three-year cumulative total return of 43.5%. In comparison, the S&P Utilities Index had a total return during that period of 47.3%, while a composite of the S&P Utilities Index and the Lehman Utility Bond Index, reflecting the stock and bond ratio of the Fund, had a total return of 40.0%.

    A paradox within a conundrum: Earlier this year, Federal Reserve Chairman Alan Greenspan surprised investors and economists alike by calling the current interest rate environment a conundrum. The surprise was not that the practice of economic theory and monetary policy are inexact, of which investors were already aware, but that the learned and consummately articulate leader of the United States central bank acknowledged that the reasons for recent movements in long-term interest rates were not readily explained by historic precedent.

    In an attempt to moderate economic growth to a level consistent with contained inflation, the Federal Reserve began raising short-term interest rates in June 2004. Through July 2005, the federal funds rate has been raised incrementally 8 times for a total of 225 basis points (21/4 percentage points). Historically, increases in short-term rates have always pushed up long-term rates. Chairman Greenspan's conundrum is that, over the same period that short-term rates have risen by 225 basis points, yields on 10-year and 30-year U.S. Treasury securities have actually fallen by 38 and 87 basis points, respectively.

    Paradoxically, long-term interest rates have fallen as economic growth and, to a lesser extent, inflation have accelerated. Incoming economic data indicate that the economy ended the second quarter of 2005 on very solid ground, continuing the trend of the last two years. Second quarter 2005 real Gross Domestic Product (GDP) grew by 3.4%, and was accompanied by a 5.8% surge in final domestic sales, a measure of domestic demand excluding the effects of the change in inventories. If businesses increase production to compensate for the implied sizable inventory reduction, the economy could be poised for robust growth in the second half of the year.

    Various explanations have been offered for the conundrum. Perhaps investors are demanding less of an inflation risk premium than in the past as a vote of confidence for monetary policy makers, or as an acknowledgement of the inflation suppressing effects of global competition. Another plausible explanation is that foreign investors are depressing long-term interest rates by recycling vast amounts of energy and other dollar-denominated export earnings into the U.S. fixed income markets, where they can earn relatively high interest rates on relatively safe investments compared to the rest of the developed world.

    Whatever explanations the passage of time and the good judgment of market participants validate, your Fund managers understand investor desire for income from conservative investments. We will continue to pursue opportunities that meet the Fund's primary objective--income.

    The Energy Bill: After several attempts over recent years, the U.S. Congress has enacted comprehensive energy legislation. Passage of the Energy Bill was spurred by strong backing from the White House, as the President has made energy reform a priority. This is the most wide-ranging energy legislation in almost fifteen years. The massive bill addresses a multitude of issues, including oil and gas production tax credits, refinery expansions, ethanol production, hybrid vehicle purchases, and even daylight-savings time. The biggest criticism of the bill has been that it is not expected to provide immediate relief for record-high energy prices. The areas of the bill that have the most important implications for your Fund are the very comprehensive provisions specific to the utility industry. Various titles of the bill address a broad range of utility-related subjects, including electricity, energy efficiency, nuclear energy, renewable energy, and coal.

    From the perspective of both the electric and gas utility sectors the bill has several potentially positive components. The main benefit for utility companies is an increased certainty in terms of regulatory oversight, tax-incentives, and future capital investment.

Specifically, the bill addresses issues related to transmission reliability and siting, utility mergers and acquisitions, clean coal technologies, energy tax incentives, and nuclear energy research.

    The bill is particularly strong in addressing electricity transmission--moving high voltages over long distances. Transmission system reliability is supported by encouraging investments for maintenance and expansion. The Federal Energy Regulatory Commission (FERC) is given authority over mandatory reliability rules and the ability to site transmission lines in national interest corridors. The bill also allows for the tax deferral of any gains associated with the sale of transmission assets to an independent transmission organization.

    The bill codifies a variety of tax incentives, including accelerated depreciation provisions for electric transmission and natural gas distribution infrastructure investments as well as pollution control equipment. The production tax credits for renewables are extended, and a 20% tax credit is provided for certain clean coal technologies.

    Favorable for the nuclear energy industry, liability protections for facility construction are extended through 2016. The Department of Energy is required to propose a permanent nuclear waste disposal facility within one year. The bill also enhances nuclear security provisions, and a research program for new nuclear reactor technologies is established.

    The bill accomplishes the long debated repeal of the Public Utility Holding Company Act (PUHCA). As a result, the SEC will no longer have jurisdiction over utility holding company mergers. It should be easier now for non-utility companies to buy utilities and allow more geographically dispersed utility combinations. However, merger activity may remain limited because state regulatory agencies still have significant approval authority. Additionally, the bill gives the FERC extended authority over M&A activities. The FERC is required to use a public interest standard when evaluating mergers and must also consider market power issues. A positive aspect for potential mergers is that the FERC is required to establish rules that provide for an expeditious review of merger applications.

    Although the effects of the Energy Bill are wide ranging, the investment implications must be determined on a sector-by-sector and company-by-company basis. Your Fund managers and analysts will continue to do fundamental research and select investments for your portfolio that are best suited to meet Fund objectives. The graph below is a presentation of your Fund's investments summarized by sector as of June 30, 2005.

                              Sector Allocation*
                                 June 30, 2005

                                 [CHART]

                   Electric                   47.1%
                   Gas                        10.9%
                   Communication              17.5%
                   REITs                       7.0%
                   Short Term Investments     17.1%
                   Other                       0.4%

* Sector allocation is based on total investments rather than total net assets applicable to common shares and includes securities purchased with the cash collateral for securities loaned.

    Board of Directors Meeting: At the regular August 2005 Board of Directors' meeting, the Board declared the following monthly dividends:

                   Cents Per Share Record Date  Payable Date
                   --------------- ------------ ------------
                         6.5       September 30 October 11
                         6.5       October 31   November 10
                         6.5       November 30  December 12

    The determination of the character of all Fund distributions (specifying which portion is ordinary income, qualifying dividend income, short or long term capital gains, or return of capital) is made each year-end and is reported to shareholders on Form 1099-DIV, which is mailed every year in late January.

    At the February 2005 meeting, the Board reviewed the Fund's dividend policy and reaffirmed the current 6.5 cents per share per month dividend rate. Interest rates remain near

40-year lows, despite recent Federal Reserve actions, and utility common stock dividends are well below their long-term average. Since 2004, the Fund has made increased use of realized gains to supplement its investment income and has reduced its use of short-term trading strategies designed to capture dividend income. Until the Fund utilizes all of its tax loss carryforwards, distributions to shareholders are expected to be treated as ordinary income for tax purposes. In addition, the reduced use of short-term trading strategies by the Fund has lowered the Fund's portfolio turnover rate and transaction costs.

    Automatic Dividend Reinvestment Plan and Direct Deposit Service--The Fund has a dividend reinvestment plan available as a benefit to all registered shareholders and also offers direct deposit service through electronic funds transfer to all registered shareholders currently receiving a monthly dividend check. These services are offered through The Bank of New York. For more information and/or an authorization form on automatic dividend reinvestment or direct deposit, please contact The Bank of New York (1-877-381-2537 or http://stock.bankofny.com). Information on these services is also available on the Fund's web site at the address noted below.

    Visit us on the Web--You can obtain the most recent shareholder financial reports and dividend information at our web site, http://www.dnpselectincome.com.

    We appreciate your interest in DNP Select Income Fund Inc., and we will continue to do our best to be of service to you.

             /s/ Francis E. Jeffries    /s/ Nathan I. Partain
             Francis E. Jeffries, CFA   Nathan I. Partain, CFA
             Chairman                   President and Chief
                                        Executive Officer

                          DNP SELECT INCOME FUND INC.
                            SCHEDULE OF INVESTMENTS
                                  (UNAUDITED)
                                 June 30, 2005

COMMON STOCKS--97.8%

                                                                  Market
                                                                  Value
    Shares    Description                                        (Note 1)
    --------- -----------                                     --------------

              [_] ELECTRIC--61.3%

    1,603,300 Ameren Corp.................................... $   88,662,490
    1,310,245 Cinergy Corp...................................     58,725,181
      800,000 Consolidated Edison Inc........................     37,472,000
    1,013,650 Dominion Resources Inc.........................     74,391,774
    1,000,000 DTE Energy Co..................................     46,770,000
    1,100,000 Energy East Corp...............................     31,878,000
    1,750,000 Exelon Corp....................................     89,827,500
    1,700,000 FirstEnergy Corp...............................     81,787,000
    1,965,000 FPL Group Inc..................................     82,647,900
      800,000 Great Plains Energy Inc........................     25,512,000
    1,080,000 Iberdrola S.A. (Spain).........................     28,529,678
      215,000 National Grid Transco PLC ADR..................     10,485,550
      770,000 National Grid Transco PLC (United Kingdom).....      7,466,804
    1,200,000 NiSource Inc...................................     29,676,000
    2,237,200 NSTAR..........................................     68,972,876
    1,000,000 OGE Energy Corp................................     28,940,000
    1,390,000 Pinnacle West Capital Corp.....................     61,785,500
      600,000 PPL Corp.......................................     35,628,000
    1,375,000 Progress Energy Inc............................     62,205,000
      600,000 SCANA Corp.....................................     25,626,000
    1,000,000 Scottish & Southern Energy ADR.................     18,157,400
      850,000 Scottish & Southern Energy PLC (United Kingdom)     15,433,880
      409,500 Sempra Energy..................................     16,916,445
    2,000,000 Southern Co....................................     69,340,000
    1,500,000 Vectren Corp...................................     43,095,000
      581,000 WPS Resources Corp.............................     32,681,250
    3,499,304 Xcel Energy Inc................................     68,306,414
                                                              --------------
                                                               1,240,919,642

              [_] GAS--10.2%

    1,076,000 AGL Resources Inc..............................     41,587,400
    1,000,000 Atmos Energy Corp..............................     28,800,000

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                                  (UNAUDITED)
                                 June 30, 2005

                                                            Market
                                                            Value
         Shares    Description                             (Note 1)
         --------- -----------                          --------------
         1,543,055 Keyspan Corp........................ $  62,802,339
           900,000 Peoples Energy Corp.................    39,114,000
         1,000,000 WGL Holdings Inc....................    33,640,000
                                                        -------------
                                                          205,943,739

                   [_] TELECOMMUNICATION--15.7%

           177,100 Alltel Corp.........................    11,029,788
         1,600,000 BCE Inc.............................    37,888,000
           475,000 Belgacom S.A........................    16,245,401
           565,000 BT Group PLC ADR....................    23,504,000
         1,529,200 BellSouth Corp......................    40,630,844
         1,250,000 Chunghwa Telecom Co. Ltd............    26,787,500
         2,000,000 Citizens Communications Co..........    26,880,000
         1,392,230 SBC Communications, Inc.............    33,065,463
           856,250 Telecom Corp of New Zealand Ltd. ADR    28,761,437
         1,068,400 Telstra Corp. Ltd. ADR..............    20,673,540
         1,519,000 Verizon Communications Inc..........    52,481,450
                                                        -------------
                                                          317,947,423

                   [_] NON-UTILITY--10.6%

            45,294 Alexandria Real Estate Equities Inc.     3,326,844
            55,938 AMB Property Corp...................     2,429,387
           193,367 Archstone Smith Trust...............     7,467,834
            29,861 AvalonBay Communities Inc...........     2,412,769
            35,099 BioMed Realty Trust Inc.............       837,111
           147,218 Boston Properties Inc...............    10,305,260
            39,000 Brookfield Properties Corp..........     1,123,200
            60,363 Camden Property Trust...............     3,244,511
           133,406 CBL & Associates Properties Inc.....     5,745,796
           253,470 CenterPoint Properties Trust........    10,721,781
           232,359 Corporate Office Properties Trust...     6,842,973
           202,389 Developers Diversified Realty Corp..     9,301,798
           113,974 DiamondRock Hospitality Co..........     1,287,906
            17,024 Digital Realty Trust Inc............       295,877
           153,154 Equity Office Properties Trust......     5,069,397

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                                  (UNAUDITED)
                                 June 30, 2005

                                                              Market
                                                              Value
       Shares  Description                                   (Note 1)
       ------- -----------                                --------------
       220,180 Equity Residential........................ $    8,107,028
        47,604 Essex Property Trust Inc..................      3,953,988
        39,800 Extra Space Storage Inc...................        570,334
       269,942 General Growth Properties Inc.............     11,091,917
        56,850 Health Care REIT Inc......................      2,142,677
        27,209 Healthcare Realty Trust Inc...............      1,050,540
        46,013 Home Properties Inc.......................      1,979,479
        61,318 Hospitality Properties Trust..............      2,702,284
       153,440 Host Marriott Corp........................      2,685,200
        77,583 Innkeepers USA Trust......................      1,159,090
        70,004 Kilroy Realty Corp........................      3,324,490
        82,308 Kimco Realty Corp.........................      4,848,764
        84,850 LaSalle Hotel Properties..................      2,783,929
       137,026 The Macerich Co...........................      9,187,593
        37,190 Maguire Properties Inc....................      1,053,964
       100,637 Pan Pacific Retail Properties Inc.........      6,680,284
       220,982 ProLogis..................................      8,892,316
        91,078 Public Storage, Inc.......................      5,760,684
        82,092 Realty Income Corp........................      2,055,584
       131,435 Reckson Associates Realty Corp............      4,409,644
        98,061 Regency Centers Corp......................      5,609,089
       224,131 Simon Property Group Inc..................     16,247,256
       138,611 SL Green Realty Corp......................      8,940,410
       104,820 Starwood Hotels & Resorts Worldwide, Inc..      6,139,307
       178,243 Sunstone Hotel Investors Inc..............      4,324,175
        99,225 United Dominion Realty Trust Inc..........      2,386,361
        68,000 U-Store-It Trust..........................      1,295,400
        40,778 Ventas Inc................................      1,231,496
       133,459 Vornado Realty Trust......................     10,730,104
        94,927 Weingarten Realty Investors...............      3,723,037
                                                          --------------
                                                             215,478,868
                                                          --------------
               Total Common Stocks (Cost--$1,634,455,958)  1,980,289,672
                                                          --------------

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                                  (UNAUDITED)
                                 June 30, 2005

                                                                Market
                                                                Value
      Shares    Description                                    (Note 1)
      --------- -----------                                 --------------

      PREFERRED STOCKS--7.4%

                [_] UTILITY--7.4%

        986,700 DTE Energy Co. 8 3/4% due 8/16/05..........  $ 24,874,707
      1,200,000 Great Plains Energy Inc. 8% due 2/16/07....    33,744,000
        775,000 Oneok Inc. 8 1/2% due 2/16/06..............    30,883,750
        172,700 Southern Union Co. 5 3/4% due 8/16/06......    12,562,198
        500,000 TXU Corp. 8 1/8% due 5/16/06...............    33,750,000
        400,000 TXU Corp. 8 3/4% due 11/16/05..............    15,208,000
                                                             ------------
                Total Preferred Stocks (Cost--$118,237,953)   151,022,655
                                                             ------------

BONDS--29.3%

                                                   Ratings
                                               ----------------
                                                       Standard    Market
                                                         and       Value
  Par Value   Description                      Moody's  Poor's    (Note 1)
  ----------- -----------                      ------- -------- -------------

              [_] ELECTRIC--10.7%

  $18,050,000 Comed Financing II
              8 1/2%, due 1/15/27.............  Baa2     BBB    $  19,770,851
    9,304,000 Commonwealth Edison Co.
              8.00%, due 5/15/08..............  A3       A-        10,248,040
   24,000,000 Dominion Resources Capital Trust
              7.83%, due 12/01/27.............  Baa2     BBB-      26,585,736
    9,431,000 FPL Group Capital Inc.
              7 5/8%, due 9/15/06.............  A2       A-         9,819,680
   22,500,000 Illinois Power Co.
              7 1/2%, due 6/15/09.............  Baa1     A-        25,129,980
    6,314,929 Niagara Mohawk Power Corp.
              7 5/8%, due 10/01/05............  Baa1     A-         6,373,013
   15,825,000 Niagara Mohawk Power Corp.
              8 7/8%, due 5/15/07.............  Baa1     A-        17,141,956
    5,000,000 NSTAR
              8% due 2/15/10..................  A2       A-         5,743,765

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                                  (UNAUDITED)
                                 June 30, 2005

                                                  Ratings
                                              ----------------
                                                      Standard    Market
                                                        and       Value
    Par Value   Description                   Moody's  Poor's    (Note 1)
    ----------- -----------                   ------- -------- ------------
    $ 9,000,000 PSEG Power LLC
                8 5/8%, due 4/15/31..........  Baa1     BBB    $ 12,464,037
     22,750,000 Puget Capital Trust
                8.231%, due 6/01/27..........  Ba1      BB       23,516,061
     12,915,000 Sempra Energy
                7.95%, due 3/1/10............  Baa1     BBB+     14,680,312
     13,000,000 Southern Co. Capital Trust II
                8.14%, due 2/15/27...........  Baa1     BBB+     14,336,686
     11,750,000 Virginia Electric & Power Co.
                8 5/8%, due 10/01/24.........  A2       A-       12,235,898
     17,700,000 Virginia Electric & Power Co.
                8 1/4%, due 3/01/25..........  A2       A-       18,360,263
                                                               ------------
                                                                216,406,278

                [_] GAS--3.6%

      5,000,000 KN Energy Inc.
                7 1/4%, due 3/01/28..........  Baa2     BBB       5,946,935
      7,000,000 Keyspan Corp.
                7 5/8%, due 11/15/10.........  A3       A         8,085,798
     10,000,000 Northern Border Partners LP
                8 7/8%, due 6/15/10..........  Baa2     BBB      11,891,930
      6,488,000 Southern Union Co.
                7.60%, due 2/01/24...........  Baa3     BBB       7,851,544
      8,850,000 Southern Union Co.
                8 1/4%, due 11/15/29.........  Baa3     BBB      11,596,801
     10,000,000 TE Products Pipeline Co.
                7.51%, due 1/15/28...........  Baa3     BBB      10,679,840
     15,500,000 Trans-Canada Pipeline
                9 1/8%, due 4/20/06..........  A3       BBB+     16,098,455
                                                               ------------
                                                                 72,151,303

                [_] TELECOMMUNICATION--12.4%

      8,301,000 AT&T Wireless Services Inc.
                7.35% due 3/01/06............  Baa2     A         8,483,747

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                                  (UNAUDITED)
                                 June 30, 2005

                                                    Ratings
                                                ----------------
                                                        Standard    Market
                                                          and       Value
  Par Value   Description                       Moody's  Poor's    (Note 1)
  ----------- -----------                       ------- -------- ------------
  $15,200,000 AT&T Wireless Services Inc.
              7 1/2%, due 5/01/07..............  Baa2     A      $ 16,106,893
    5,098,000 BellSouth Corp.
              7 3/4%, due 2/15/10..............  A2       A         5,812,826
   22,000,000 British Telecom PLC
              8 3/8%, due 12/15/10.............  Baa1     A-       26,076,820
   15,000,000 Centurytel Inc.
              8 3/8%, due 10/15/10.............  Baa2     BBB+     17,284,875
   10,000,000 Centurytel Inc.
              6 7/8%, due 1/15/28..............  Baa2     BBB+     10,694,270
    5,645,000 Comcast Cable Communications Inc.
              8 3/8%, due 5/01/07..............  Baa2     BBB+      6,058,282
    7,361,000 Continental Cablevision Inc.
              9.50%, due 8/01/13...............  Baa2     BBB+      7,740,430
   10,000,000 France Telecom SA
              7.20%, due 3/01/06...............  A3       A-       10,220,700
   10,000,000 France Telecom SA
              7 3/4%, due 3/01/11..............  A3       A-       11,618,270
   17,625,000 GTE Corp.
              7.90%, due 2/01/27...............  A3       A+       19,100,970
    5,000,000 GTE North Inc., Series C
              7 5/8%, due 5/15/26..............  A1       A+        5,290,420
   10,000,000 Koninklijke KPN NV
              8.00%, due 10/01/10..............  Baa1     A-       11,591,810
   10,000,000 Sprint Capital Corp.
              8 3/8%, due 3/15/12..............  Baa3     BBB-     12,044,090
   10,000,000 TCI Communications Inc.
              8 3/4%, due 8/01/15..............  Baa2     BBB+     12,850,650
   11,500,000 Telefonica Europe BV
              7 3/4%, due 9/15/10..............  A3       A        13,282,937
   12,295,000 360 Communications Co.
              7.60%, due 4/01/09...............  A2       A        13,614,696
   10,500,000 Verizon Global Funding Corp.
              7 3/4%, due 12/01/30.............  A2       A+       13,601,101

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                                  (UNAUDITED)
                                 June 30, 2005

                                                 Ratings
                                             ------------------
                                                      Standard     Market
                                                        and        Value
        Par Value    Description             Moody's   Poor's     (Note 1)
        -----------  -----------             -------  --------  ------------
        $20,000,000  Vodaphone Group PLC
                     7 3/4%, due 2/15/10....  A2        A       $ 22,858,140
          5,000,000  Vodaphone Group PLC
                     7 7/8%, due 2/15/30....  A2        A          6,720,840
                                                                ------------
                                                                 251,052,767

                     [_] NON-UTILITY--2.6%

         16,000,000# CIT Group Inc.
                     3.45%, due 6/07/06.....  A2        A         16,005,942
          8,000,000  Dayton Hudson Corp.
                     9 7/8%, due 7/01/20....  A2        A+        11,962,048
         10,000,000  EOP Operating LP
                     7 3/4%, due 11/15/07...  Baa2      BBB+      10,743,400
         15,000,000# Sigma Finance Inc.
                     3.06%, due 12/16/05....  Aaa       AAA       15,001,350
                                                                ------------
                                                                  53,712,740
                                                                ------------
                     Total Bonds (Amortized Cost--$570,232,008)  593,323,088
                                                                ------------

                                                                              Market
Par Value/                                                                    Value
Shares        Description                                                    (Note 1)
------------  -----------                                                 ---------------

U.S. TREASURY OBLIGATION--0.1%

$  2,000,000  U.S. Treasury Bond
              10 3/4%, due 8/15/05....................................... $     2,018,986
                                                                          ---------------
              Total U.S. Treasury Obligation (Amortized Cost--$2,010,752)       2,018,986
                                                                          ---------------

MONEY MARKET INSTRUMENTS--26.0%

  30,000,000  AIG Funding Inc.
              3.23% due 7/05/05..........................................      29,989,233
   3,058,755# AIM STIC Liquid Assets Portfolio...........................       3,058,755
  24,210,000# Bavaria TRR Corp.
              3.480%, due 7/01/05........................................      24,210,000
 125,000,000# Bear Stearns Inc. Master Note
              3.588%, due 7/01/05........................................     125,000,000

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                                  (UNAUDITED)
                                 June 30, 2005


                                                                                                 Market
Par Value/                                                                                       Value
Shares       Description                                                                        (Note 1)
-----------  -----------                                                                     --------------
$25,000,000# Chesham Finance LLC
             3.265%, due 8/31/05............................................................ $   24,999,789
 50,000,000# Goldman Sachs & Co. Repurchase Agreement, 3.508%, dated 6/30/05, due
             7/01/05, with a repurchase price of $50,004,872 and collateralized by
             $51,000,000 market value of Asset Backed Securities (ABS) and Collateralized
             Mortgage Obligations (CMO's) having an average coupon rate of 4.53% and
             original weighted average maturity of 5/25/35..................................     50,000,000
 50,000,000# Greenwich Capital Markets Inc. Repurchase Agreement, 3.518%, dated 6/30/05, due 7/01/05, with a repurchase price of $50,004,886 and collateralized by
             $51,004,777 market value of ABS and CMO's having an average coupon rate of
             4.65% and original weighted average maturity of 6/22/35........................     50,000,000
 18,609,426# Janus Institutional Cash Reserves Fund.........................................     18,609,426
 50,000,000# Lehman Brothers Inc. Repurchase Agreement, 3.488%, dated 6/30/05, due 7/01/05, with a repurchase price of $50,004,844 and collateralized by $51,000,190 market value of ABS and CMO's having an average coupon rate of 5.71% and original
             weighted average maturity of 10/13/33..........................................     50,000,000
 50,000,000# Merrill Lynch Government Securities Inc. Repurchase Agreement,
             3.518%, dated 6/30/05, due 7/01/05, with a repurchase price of $50,004,886 and collateralized by $52,502,600 market value of ABS and CMO's having an average coupon rate of 4.36% and original weighted average maturity of
             8/20/37........................................................................     50,000,000

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                     SCHEDULE OF INVESTMENTS--(Continued)
                                  (UNAUDITED)
                                 June 30, 2005


                                                                                             Market
Par Value/                                                                                   Value
Shares       Description                                                                    (Note 1)
-----------  -----------                                                                ---------------
$50,000,000# Morgan Stanley & Co., Inc. Repurchase Agreement, 3.488%, dated 6/30/05, due 7/01/05, with a repurchase price of $50,004,844 and collateralized by
             $51,050,029 market value of ABS and CMO's having an average coupon rate
             of 5.19% and original weighted average maturity of 07/02/35............... $    50,000,000
 50,000,000# Nomura Securities International Inc. Repurchase Agreement,
             3.488%, dated 6/30/05, due 7/01/05, with a repurchase price of $50,004,844 and collateralized by $51,000,000 market value of ABS and CMO's having an average coupon rate of 5.59% and original weighted average maturity of
             09/05/31..................................................................      50,000,000
                                                                                        ---------------
             Total Money Market Instruments (Amortized Cost--$525,867,203).............     525,867,203
                                                                                        ---------------
             TOTAL INVESTMENTS (Cost--$2,850,803,874) (160.6%).........................   3,252,521,604
                                                                                        ---------------
             OTHER ASSETS LESS LIABILITIES ((60.6%))...................................  (1,227,605,404)
                                                                                        ---------------
             NET ASSETS APPLICABLE TO COMMON SHARES (100.0%)........................... $ 2,024,916,200
                                                                                        ===============

--------
# This security was purchased with the cash proceeds from securities loans.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shares of the Fund.

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                  (UNAUDITED)
                                 June 30, 2005

ASSETS:
Investments at market value:
 Common stocks (cost $1,634,455,958)....................................................... $1,980,289,672
 Preferred stocks (cost $118,237,953)......................................................    151,022,655
 Bonds (cost $570,232,008).................................................................    593,323,088
 U.S. Treasury obligations (cost $2,010,752)...............................................      2,018,986
 Money market instruments (amortized cost $525,867,203)....................................    525,867,203
                                                                                            --------------
   Total investments at value (cost $2,850,803,874) including $509,720,050 of securities loaned................................................................................  3,252,521,604
Cash ......................................................................................     12,328,626
Receivables:
 Securities sold...........................................................................        584,573
 Interest..................................................................................     10,086,605
 Dividends.................................................................................      4,351,663
 Securities lending income.................................................................         86,042
Prepaid expenses...........................................................................        171,995
                                                                                            --------------
   Total................................................................................... $3,280,131,108
                                                                                            ==============
LIABILITIES:
Payable for securities purchased...........................................................      8,724,358
Due to Adviser (Note 2)....................................................................      3,664,412
Due to Administrator (Note 2)..............................................................        919,869
Dividends payable on common stock..........................................................     14,467,560
Interest payable on remarketed preferred stock.............................................        910,553
Accrued expenses...........................................................................      1,677,170
Commercial paper outstanding (Note 6)......................................................    197,972,806
Payable upon return of securities on loan..................................................    526,878,180
Remarketed preferred stock ($.001 par value; 100,000,000 shares authorized and 5,000 shares
  issued and outstanding, liquidation preference $100,000 per share) (Note 5)..............    500,000,000
                                                                                            --------------
   Total Liabilities....................................................................... $1,255,214,908
                                                                                            --------------
CAPITAL:
Common stock ($.001 par value; 250,000,000 shares authorized and 222,577,846 shares issued
  and outstanding) (Note 4)................................................................        222,578
Paid-in surplus (Note 4)...................................................................  1,848,934,081
Accumulated net realized loss on investments...............................................   (194,291,400)
Distributions in excess of net investment income...........................................    (31,652,817)
Net unrealized appreciation (depreciation) on investments and foreign currency translation.    401,703,758
                                                                                            --------------
   Net assets applicable to common stock (equivalent to $9.10 per share based on
     222,577,846 shares outstanding).......................................................  2,024,916,200
                                                                                            --------------
   Total Liabilities and Capital........................................................... $3,280,131,108
                                                                                            ==============

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                            STATEMENT OF OPERATIONS
                                  (UNAUDITED)
                    For the six months ended June 30, 2005

INVESTMENT INCOME:
 Interest............................................................................... $ 15,916,977
 Dividends (less withholding tax of $676,934)...........................................   50,697,711
 Securities lending income, net.........................................................      583,689
                                                                                         ------------
   Total investment income..............................................................   67,198,377

EXPENSES:
 Management fees (Note 2)...............................................................    7,262,002
 Remarketed preferred stock interest expense (Note 5)...................................    6,132,864
 Commercial paper interest expense (Note 6 )............................................    2,792,118
 Administrative fees (Note 2)...........................................................    1,824,318
 Transfer agent fees....................................................................      343,000
 Custodian fees.........................................................................      288,700
 Remarketing agent fees.................................................................      628,472
 Shareholder reports....................................................................      261,000
 Professional fees......................................................................      229,275
 Directors' fees (Note 2)...............................................................      188,600
 Other expenses.........................................................................      412,244
                                                                                         ------------
   Total expenses.......................................................................   20,362,593
                                                                                         ------------
   Net investment income................................................................   46,835,784
                                                                                         ------------

REALIZED AND UNREALIZED GAIN:
 Net realized gain on investments.......................................................   64,525,712
 Net change in unrealized appreciation (depreciation) on investments and foreign
   currency translation.................................................................   51,231,734
                                                                                         ------------
 Net realized and unrealized gain.......................................................  115,757,446
                                                                                         ------------
   Net increase in net assets applicable to common stock resulting from operations. . .. $162,593,230
                                                                                         ============

   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                               For the
                                                                             six months     For the year
                                                                                ended          ended
                                                                            June 30, 2005   December 31,
                                                                             (UNAUDITED)        2004
                                                                           --------------  --------------

FROM OPERATIONS:
 Net investment income.................................................... $   46,835,784  $  100,309,637
 Net realized gain........................................................     64,525,712      80,322,132
 Net change in unrealized appreciation/(depreciation) on investments and
   foreign currency translation...........................................     51,231,734     165,202,888
                                                                           --------------  --------------
   Net increase in net assets applicable to common stock resulting from
     operations...........................................................    162,593,230     345,834,657

DISTRIBUTIONS TO COMMON STOCKHOLDERS :
 From and in excess of net investment income--(Note 3)....................    (86,608,881)   (175,074,595)
                                                                           --------------  --------------
   Total distributions to common stockholders.............................    (86,608,881)   (175,074,595)

FROM CAPITAL STOCK TRANSACTIONS (Note 4):
 Shares issued to common stockholders from dividend reinvestment of
   1,246,729 shares and 2,536,362 shares, respectively....................     13,495,120      26,390,530
                                                                           --------------  --------------
 Net increase in net assets derived from capital share transactions.......     13,495,120      26,390,530
                                                                           --------------  --------------
   Total increase.........................................................     89,479,469     197,150,592

TOTAL NET ASSETS APPLICABLE TO COMMON STOCK:
 Beginning of period......................................................  1,935,436,731   1,738,286,139
                                                                           --------------  --------------
 End of period (including distributions in excess of net investment income of $31,652,817 and $32,930,964, respectively).......................... $2,024,916,200  $1,935,436,731
                                                                           ==============  ==============


   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                            STATEMENT OF CASH FLOWS
                                  (UNAUDITED)
                    For the six months ended June 30, 2005

INCREASE (DECREASE) IN CASH

Cash flows provided by (used for) operating activities:
 Interest received................................................................ $  16,664,220
 Income dividends received........................................................    50,224,023
 Securities lending income, net...................................................       571,689
 Expenses paid (excluding interest)...............................................   (17,401,996)
 Interest paid on commercial paper................................................    (2,563,590)
 Purchase of investment securities................................................  (456,844,499)
 Proceeds from sale/redemption of investment securities...........................   483,115,302
 Amortization of premiums and discounts on debt securities........................     4,481,891
                                                                                   -------------
   Net cash provided by operating activities..................................................      78,247,040

Cash flows provided by (used for) financing activities:
 Dividends paid...................................................................   (89,847,811)
 Proceeds from issuance of common stock under dividend reinvestment
   plan...........................................................................    13,495,120
 Net cash used for commercial paper issuance......................................      (388,568)
                                                                                   -------------
   Net cash used in financing activities......................................................     (76,741,259)
                                                                                                  ------------
Net increase in cash.............................................................................    1,505,781
Cash--beginning of period........................................................................   10,822,845
                                                                                                  ------------
Cash--end of period.............................................................................. $ 12,328,626
                                                                                                  ============

Reconciliation of net increase in net assets resulting from operations to net cash provided by operating activities:
 Net increase in net assets resulting from operations...........................................  $162,593,230
   Change in investments..........................................................    26,270,803
   Net realized gain on investments...............................................   (64,525,712)
   Net change in unrealized appreciation (depreciation) on investments............   (51,231,734)
   Amortization of premiums and discounts on debt securities .....................     4,481,891
   Decrease in interest receivable................................................       747,244
   Increase in dividends receivable...............................................      (473,688)
   Increase in accrued expenses ..................................................       397,006
   Increase in other receivable...................................................       (12,000)
                                                                                   -------------
     Total adjustments......................................................................       (84,346,190)
                                                                                                  ------------
 Net cash provided by operating activities......................................................  $ 78,247,040
                                                                                                  ============


   The accompanying notes are an integral part of the financial statements.

                          DNP SELECT INCOME FUND INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                 June 30, 2005

(1) SIGNIFICANT ACCOUNTING POLICIES:

   DNP SELECT INCOME FUND INC. (the "Fund") was incorporated under the laws of the State of Maryland on November 26, 1986. The Fund commenced operations on January 21, 1987, as a closed-end diversified management investment company registered under the Investment Company Act of 1940. The primary investment objectives of the Fund are current income and long-term growth of income. Capital appreciation is a secondary objective.

   The following are the significant accounting policies of the Fund:

      (a) The market values for securities are determined as follows: Equity securities traded on a national securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at last sales prices. Fixed income securities and any other securities for which it is determined that market prices are unavailable or inappropriate are valued at a fair value using a procedure determined in good faith by the Board of Directors which includes the use of a pricing service. Each money market instrument having a maturity of 60 days or less is valued on an amortized cost basis, which approximates market value.

      (b) Repurchase agreements are fully collateralized by U.S. Treasury, U.S. Government Agency and other investment grade securities. All collateral is held by an independent third-party custodian bank on behalf of the Fund until maturity of the repurchase agreement. Provisions of the agreement provide that the market value of the collateral plus accrued interest on the collateral is greater than or equal to the repurchase price plus accrued interest at all times. In the event of a default or bankruptcy by the other party to the agreements, the Fund maintains the right to sell the underlying collateral securities at market value; however realization and/or retention of the collateral may be subject to legal proceedings.

      (c) It is the Fund's policy to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required. The Fund intends to utilize provisions of Federal income tax laws which allow a realized capital loss to be carried forward for eight years following the year of loss. At December 31, 2004, the Fund had tax capital loss carry forwards of $288,053,758 of which $924,278 will expire in 2007; $76,055,964 will expire in 2010 and $211,073,516 will expire in 2011. These capital loss carryforwards will be reduced by future realized gains, whether or not distributed (see Note 4). The Fund incurred losses in November and December 2004 of $3,868,218 which will be deferred for tax purposes and treated as if they were incurred on January 1, 2005.

      At December 31, 2004, on a tax basis, the Fund had undistributed net investment income of $0 and based on a $2,776,340,015 tax cost of investments, gross unrealized appreciation of $365,962,302 and unrealized depreciation of $32,560,868. The difference between the book basis and tax basis of distributable earnings and cost of investments are primarily a result of tax deferral of wash sale losses, the accretion of market discount and amortization of premiums and alternative tax treatment of certain securities.

      Due to inherent differences in the recognition and distribution of income and realized gains/losses under U.S. generally accepted accounting principles and for federal income tax purposes, permanent

                          DNP SELECT INCOME FUND INC.
                   NOTES TO FINANCIAL STATEMENT--(Continued)
                                  (UNAUDITED)
                                 June 30, 2005

   differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. The reclassifications primarily relate to premium amortization and capital loss carryforwards utilized for current year distributions. These reclassifications have no impact on the net asset value of the Fund. At June 30, 2005 the following reclassifications were recorded:

                      Accumulated net realized Distributions in excess of
      Paid-in Surplus   loss on investments      net investment income
       $(76,766,304)        $35,715,060               $41,051,244

      (d) Security transactions are recorded on the trade date. Realized gains or losses from sales of securities are determined on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income and expense are recognized on the accrual basis. Discounts and premiums on securities are amortized over the lives of the respective securities for financial reporting purposes. Discounts and premiums are not amortized for tax purposes.

      (e) The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) MANAGEMENT ARRANGEMENTS:

   The Fund has engaged Duff & Phelps Investment Management Co. (the "Adviser") to provide professional investment management services for the Fund and has engaged J. J. B. Hilliard, W. L. Lyons, Inc. (the "Administrator") to provide administrative and management services for the Fund. The Adviser receives a quarterly fee at an annual rate of .60% of the average weekly net assets of the Fund up to $1.5 billion and .50% of average weekly net assets in excess thereof. The Administrator receives a quarterly fee at annual rates of .25% of average weekly net assets up to $100 million, .20% of average weekly net assets from $100 million to $1 billion, and .10% of average weekly net assets over $1 billion. For purposes of the foregoing calculations, "average weekly net assets" is defined as the sum of (i) the aggregate net asset value of the Fund's common stock (ii) the aggregate liquidation preference of the Fund's preferred stock and (iii) the aggregate proceeds to the Fund of commercial paper issued by the Fund. Directors of the Fund not affiliated with the Adviser receive a fee of $25,000 per year plus $2,000 per board meeting, plus $1,500 per committee meeting attended. Committee chairmen receive an additional fee of $5,000 per year. Beginning May 23, 2005, the chairman of the board receives an additional fee of $50,000 per year. Total fees paid to directors for the six months ended June 30, 2005 were $198,393.

(3) INDEMNIFICATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indeminified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business,

                          DNP SELECT INCOME FUND INC.
                   NOTES TO FINANCIAL STATEMENT--(Continued)
                                  (UNAUDITED)
                                 June 30, 2005

the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(4) DIVIDENDS:

   The Board of Directors has authorized the following distributions to common stockholders in 2005:

                           Record  Payable  Dividend
                            Date    Date    Per Share
                          -------- -------- ---------
                          01-31-05 02-10-05   $.065
                          02-28-05 03-10-05    .065
                          03-31-05 04-11-05    .065
                          04-29-05 05-10-05    .065
                          05-31-05 06-10-05    .065
                          06-30-05 07-11-05    .065

The Fund declares and pays dividends monthly. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles (See Note
(1)(c)). The tax basis of all Fund distributions in 2004 was ordinary income. Until the Fund utilizes all of its tax loss carryforwards, distributions to shareholders are expected to be treated as ordinary income for federal income tax purposes.

(5) REMARKETED PREFERRED STOCK:

   In 1988, the Fund issued 5,000 shares of Remarketed Preferred Stock ("RP") in five series of 1,000 shares each at a public offering price of $100,000 per share. The underwriting discount and other expenses incurred in connection with the issuance of the RP were recorded as a reduction of paid-in surplus on common stock. Dividends on the RP are cumulative at a rate which was initially established for each series at its offering. Since the initial offering of each series, the dividend rate on each series has been reset every 49 days by a remarketing process. Dividend rates ranged from 2.00% to 3.40% during the six months ended June 30, 2005.

   The RP is redeemable at the option of the Fund on any dividend payment date at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the RP, and the RP is subject to mandatory redemption if that asset coverage is not maintained. Each series of RP is also subject to mandatory redemption on a date certain as follows: Series A--November 28, 2012; Series B--November 18, 2015; Series C--November 7, 2018; Series D--December 22, 2021; and Series E--December 11, 2024.

                          DNP SELECT INCOME FUND INC.
                   NOTES TO FINANCIAL STATEMENT--(Continued)
                                  (UNAUDITED)
                                 June 30, 2005


   In general, the holders of the RP and of the Common Stock have equal voting rights of one vote per share, except that the holders of the RP, as a class, vote to elect two members of the Board of Directors, and separate class votes are required on certain matters that affect the respective interests of the RP and the Common Stock. The RP has a liquidation preference of $100,000 per share plus accumulated and unpaid dividends.

(6) COMMERCIAL PAPER:

   The Board of Directors has authorized the Fund to issue up to $200,000,000 of Commercial Paper Notes (the "Notes") in minimum denominations of $100,000 with maturities up to 270 days. The Notes generally will be sold on a discount basis, but may be sold on an interest-bearing basis. The Notes are not redeemable by the Fund nor are they subject to voluntary prepayment prior to maturity. The aggregate amount of Notes outstanding changes from time to time. The Notes are unsecured, general obligations of the Fund. The Fund has entered into a credit agreement to provide liquidity. The Fund is able to request loans under the credit agreement of up to $100,000,000 at any one time, subject to certain restrictions. Interest rates on the Notes ranged from 2.60% to 3.48% during the six months ended June 30, 2005. At June 30, 2005 the Fund had Notes outstanding with a par value of $200,000,000 and had received proceeds of $197,972,806.

(7) INVESTMENT TRANSACTIONS:

   For the six months ended June 30, 2005 purchases and sales of investment securities (excluding short-term securities) were $434,634,301 and $460,008,342, respectively.

   The Fund may lend portfolio securities to a broker/dealer. Loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The Fund receives a portion of the income earned on the securities held as collateral and continues to earn income on the loaned securities. Security loans are subject to the risk of failure by the borrower to return the loaned securities in which case the Fund could incur a loss. At June 30, 2005 the Fund had loaned portfolio securities with a market value of $509,720,050 and received $526,878,180 of cash collateral. This cash was invested in securities as shown in the Schedule of Investments.

           FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS

   The table below provides information about income and capital changes for a share of common stock outstanding throughout the periods indicated:

                                           For the six
                                          months ended                 For the year ended December 31
                                          June 30, 2005 -----------------------------------------------------------
                                           (UNAUDITED)     2004        2003         2002        2001        2000
                                          ------------- ----------  ----------  ----------   ----------  ----------
Net asset value:
  Beginning of period....................       $8.75   $     7.94  $     7.37  $     9.18   $    10.51  $     8.77
                                           ----------   ----------  ----------  ----------   ----------  ----------
  Net investment income (1)(2)...........        0.22         0.54        0.75        0.79         0.77        0.88
  Net realized gain (loss) and change in
   unrealized appreciation/
   (depreciation) on investments.........        0.52         1.06        0.62       (1.78)       (1.23)       1.76
  Dividends on preferred stock from net
   investment income (1).................          --           --          --       (0.04)       (0.08)      (0.11)
                                           ----------   ----------  ----------  ----------   ----------  ----------
  Total from investment operations
   applicable to common shares...........        0.74         1.60        1.37       (1.03)       (0.54)       2.53
  Dividends on common stock from and
   in excess of net investment income....      (0.39)        (0.79)      (0.80)      (0.78)       (0.79)      (0.79)
                                           ----------   ----------  ----------  ----------   ----------  ----------
Net asset value:
  End of period..........................       $9.10   $     8.75  $     7.94  $     7.37   $     9.18  $    10.51
                                           ==========   ==========  ==========  ==========   ==========  ==========
Per share market value:
  End of period..........................      $11.56   $    11.92  $    10.96  $     9.90   $    11.06  $    10.50
Ratio of expenses to average net assets
 applicable to common stock (1)..........        2.12%*       1.86%       1.89%       1.44%        1.57%       1.79%
Ratio of net investment income to
 average net assets applicable to
 common stock (1)(2).....................        4.87%*       5.63%       9.88%       9.63%        8.63%       9.73%
Total investment return on market
 value...................................        0.52%       17.35%      19.82%      (3.04%)      13.67%      37.37%
Portfolio turnover rate (2)..............       16.69%       43.71%     242.69%     197.27%      213.48%     229.70%
Net assets applicable to common stock,
 end of period (000s omitted)............  $2,024,916   $1,935,437  $1,738,286  $1,592,970   $1,959,697  $2,216,014

--------
*Annualized
(1)Upon the adoption of FAS 150 in 2003, dividends on preferred stock are included in interest expense and are part of net investment income. Absent this change in accounting, per share net investment income and dividends on preferred stock would have been $.25 and $.03, respectively for the six months ended June 30, 2005, $.58 and $.03, respectively in 2004 and $.78 and $.03, respectively in 2003.
(2)Beginning in 2004, the Fund reduced its use of short-term trading strategies designed to capture dividend income and made increased use of realized gains to supplement its investment income. Until the Fund utilizes all of its tax loss carryforwards, distributions to shareholders are expected to be treated as ordinary income for federal income tax purposes. In addition, the reduced use of short-term trading strategies reduced the Fund's portfolio turnover rate during the six month ended June 30, 2005 and the year ended December 31, 2004.

                   Renewal of Investment Advisory Agreement

Under Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the terms of the Fund's investment advisory agreement must be reviewed and approved at least annually by the Board of Directors of the Fund (the "Board"), including a majority of the directors who are not "interested persons" of the Fund, as defined in the 1940 Act (the "Independent Directors"). Section 15(c) of the 1940 Act also requires the Fund's directors to request and evaluate, and the Fund's investment adviser to furnish, such information as may reasonably be necessary to evaluate the terms of the investment advisory agreement. The Board has a Contracts Committee, composed entirely of Independent Directors, which, assisted by the advice of independent legal counsel, conducts an annual review of the terms of the Fund's contractual arrangements, including the Fund's investment advisory agreement with Duff & Phelps Investment Management Co., the Fund's investment adviser (the "Adviser"). In the course of that review, the members of the Contracts Committee considered all of the information they deemed appropriate, including informational materials furnished by the Adviser in response to a request made by the Committee. In arriving at its recommendation that continuation of the investment advisory agreement was in the best interests of the Fund and its shareholders, the Contracts Committee took into account all factors that it deemed relevant, without identifying any single factor or group of factors as all-important or controlling. Among the factors considered by the Contracts Committee, and the conclusion reached with respect to each, were the following:

Nature, extent, and quality of services. The Committee considered the nature, extent and quality of the services provided to the Fund by the Adviser. In evaluating the quality of the Adviser's services, the Committee noted the various complexities involved in the operations of the Fund, such as the use of two types of leverage and the lending of portfolio securities, and concluded that the Adviser is consistently providing high-quality services to the Fund in an increasingly complex environment. The Committee also considered the length of service of the individual professional employees of the Adviser who provide services to the Fund and noted an almost total lack of turnover. In the Committee's view, the long-term service of capable and conscientious professionals provides a significant benefit to the Fund and its shareholders. The Committee also considered the Fund's investment performance as discussed below. In light of the foregoing, the Committee concluded that it was generally satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Investment performance of the Fund and the Adviser. The Committee reviewed the Fund's investment performance over time and compared that performance to various peer groups and indices. The Committee concluded that since current income is the Fund's primary objective, one of the best measures of the Adviser's performance is the Fund's consistent ability to pay a 6.5 cent per share monthly dividend. The Committee also considered the fact that since 1990, shares of the Fund have traded at a premium to net asset value over 94% of the time even though shares of most closed-end funds trade at a discount to net asset value as further evidence of the Adviser's successful management of the Fund's investment portfolio.

Cost of services and profits realized. The Committee considered the reasonableness of the compensation paid to the Adviser, in both absolute and comparative terms, and also the profits realized by the Adviser and its affiliates from its relationship with the Fund. To facilitate this analysis, the Committee retained Lipper Analytical Services Inc., an independent provider of investment company data, to furnish a report comparing the Fund's advisory fee and other expenses to the similar expenses of other comparable funds. The Committee noted that many of the other funds in the comparison group were only recently established, and benefited from waivers of advisory fees by their sponsors. The Committee's view is that gross fees provide a more useful comparison because waivers tend to be associated with the launch of new funds and can be expected to be of short duration. The Fund's fees, while higher than the comparison group median when waivers were included, were lower than the median when waivers were excluded. The Committee also received comparative information from the Adviser with respect to the fees it charges to investment advisory clients other than the Fund. However, the Committee concluded that the services rendered to other institutional investor clients were not sufficiently comparable to the services rendered to the Fund for a direct comparison of advisory fees to be meaningful. The Committee also examined the profitability of the investment advisory agreement to the Adviser and determined that the profitability was within the range that courts had found reasonable. The Committee considered that the Adviser must be able to compensate its employees at competitive levels in order to attract and retain high-quality personnel to provide high-quality service to the Fund. The Committee concluded that the investment advisory agreement was the product of arm's length bargaining and that it was fair and reasonable to the Fund.

Economies of scale. The Committee considered whether the Fund has appropriately benefited from any economies of scale. The Committee noted the breakpoints whereby the advisory fee is reduced at higher asset levels and concluded that any economies of scale are being shared between Fund shareholders and the Adviser in an appropriate manner.

Indirect benefits. The Committee considered the indirect benefits the Adviser derives from its relationship with the Fund, including brokerage and soft dollar arrangements. In this regard, the Committee noted that the Fund does not utilize affiliates of the Adviser for brokerage purposes, that the Adviser had significantly reduced the Fund's brokerage cost in 2004 and that the Adviser was in the process of phasing out the use of soft dollar arrangements.

The Contracts Committee concluded, based upon its evaluation of all material factors, including the foregoing, and assisted by the advice of independent legal counsel, that the existing advisory fee structure is fair and reasonable, and recommended the continuation of the investment advisory agreement as being in the best interests of the Fund and its shareholders. On February 18, 2005, the Committee presented its recommendation, and the criteria on which it was based, to the full Board, whereupon the Board, including the Independent Directors, accepted the Committee's recommendation and approved the continuation of the Fund's investment advisory agreement for an additional one-year term ending April 30, 2006.

                  Information about Proxy Voting by the Fund

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Administrator toll-free at (888) 878-7845 or is available on the Fund's web site http://www.dnpselectincome.com or on the SEC's web site http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2005 is available without charge, upon request, by calling the Administrator toll-free at (888) 878-7845 or is available on the Fund's website at http://www.dnpselectincome.com or on the SEC's website at http://www.sec.gov.

                Information about the Fund's Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Fund's Form N-Q is available on the Fund's website at http://www.dnpselectincome.com.

Board of Directors

STEWART E. CONNER

CONNIE K. DUCKWORTH

ROBERT J. GENETSKI

FRANCIS E. JEFFRIES, CFA
Chairman

NANCY LAMPTON

CHRISTIAN H. POINDEXTER

CARL F. POLLARD

DAVID J. VITALE

Officers

NATHAN I. PARTAIN, CFA
President, Chief Executive Officer and Chief Investment Officer

JOYCE B. RIEGEL
Chief Compliance Officer

T. BROOKS BEITTEL, CFA
Senior Vice President
and Secretary

MICHAEL SCHATT
Senior Vice President

JOSEPH C. CURRY, JR.
Vice President and Treasurer

DIANNA P. WENGLER
Assistant Vice President and Assistant Secretary

DNP Select
Income Fund Inc.

Common stock listed on the New York Stock Exchange under the symbol DNP

55 East Monroe Street
Chicago, Illinois 60603
(312) 368-5510

Shareholder inquiries please contact

Transfer Agent
Dividend Disbursing
Agent and Custodian

The Bank of New York
Shareholder Relations
Church Street Station
P.O. Box 11258
New York, New York 10286-1258
(877) 381-2537

Investment Adviser

Duff & Phelps
Investment Management Co.
55 East Monroe Street
Chicago, Illinois 60603

Administrator

J.J.B. Hilliard, W.L. Lyons, Inc.
Hilliard Lyons Center
Louisville, Kentucky 40202
(888) 878-7845

Legal Counsel

Mayer, Brown, Rowe & Maw LLP
71 South Wacker Drive
Chicago, Illinois 60606

Independent Registered Public Accounting Firm

Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

                                                                     DNP Select
                                                               Income Fund Inc.

                                                             Semi-Annual Report

                                                                        June
                                                                        30, 2005
[LOGO]

ITEM 2.   CODE OF ETHICS.

          Not applicable to semi-annual reports.


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable to semi-annual reports.


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable to semi-annual reports.


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

          Not applicable to semi-annual reports.


ITEM 6.   SCHEDULE OF INVESTMENTS

          Included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable to semi-annual reports.


ITEM 8    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable to semi-annual reports.


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          During the period covered by this report, no purchases were made by or on behalf of the registrant or any "affiliated purchaser" (as defined in Rule 10b-18(a)(3) under the Exchange Act) of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          No changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors have been implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (i.e., in the registrant's Proxy Statement dated March 1, 2005) or this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

          (b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

     (a)  Exhibit 99.CERT      Certifications pursuant to Section 302 of the
                               Sarbanes-Oxley Act of 2002

     (b)  Exhibit 99.906CERT   Certifications pursuant to Section 906 of the
                               Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              DNP SELECT INCOME FUND INC.

By (Signature and Title)* /s/ Nathan I. Partain
                          -------------------------------------
                          Nathan I. Partain
                          President and Chief Executive Officer

Date                      September 2, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Nathan I. Partain
                          -------------------------------------
                          Nathan I. Partain
                          President and Chief Executive Officer

Date                      September 2, 2005

By (Signature and Title)* /s/ Joseph C. Curry, Jr.
                          -------------------------------------
                          Joseph C. Curry, Jr.
                          Vice President and Treasurer
                          (principal financial officer)

Date                      September 2, 2005

* Print the name and title of each signing officer under his or her signature.